Quarterly Holdings Report
for
Fidelity® SAI Intermediate Treasury Bond Index Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
TBN-NPRT3-0125
1.9916275.100
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.25% 2/15/2029	3.41	1,383,100	1,448,797
US Treasury Bonds 6.25% 5/15/2030	3.55	34,829,400	38,448,393
US Treasury Notes 0.625% 5/15/2030	3.55	78,078,200	64,887,254
US Treasury Notes 0.625% 8/15/2030	3.56	137,584,700	113,362,268
US Treasury Notes 0.875% 11/15/2030	3.56	161,634,100	134,421,484
US Treasury Notes 1.125% 2/15/2031	4.31	6,500,000	5,460,254
US Treasury Notes 1.25% 8/15/2031	3.61	166,576,400	138,648,826
US Treasury Notes 1.375% 11/15/2031	3.63	100,004,600	83,402,274
US Treasury Notes 1.5% 2/15/2030	3.54	88,955,300	78,169,470
US Treasury Notes 1.625% 5/15/2031	3.60 to 3.61	67,707,900	58,178,542
US Treasury Notes 1.75% 11/15/2029	3.50	9,299,500	8,344,848
US Treasury Notes 1.875% 2/15/2032	3.65	90,098,000	77,417,184
US Treasury Notes 2.625% 7/31/2029	3.52	2,098,100	1,967,624
US Treasury Notes 2.75% 8/15/2032	3.66 to 4.42	80,513,800	73,078,854
US Treasury Notes 2.875% 5/15/2032	3.65	114,149,900	104,844,007
US Treasury Notes 3.125% 8/31/2029	3.53	2,126,100	2,036,488
US Treasury Notes 3.25% 6/30/2029	3.52	1,636,500	1,578,391
US Treasury Notes 3.375% 5/15/2033	3.69 to 4.04	130,361,700	122,947,378
US Treasury Notes 3.5% 2/15/2033	3.68 to 3.69	91,204,700	86,972,232
US Treasury Notes 3.5% 4/30/2030	3.55 to 3.88	33,970,100	32,974,882
US Treasury Notes 3.625% 3/31/2030	3.55	33,625,300	32,851,655
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.13	37,200,000	36,084,000
US Treasury Notes 3.75% 6/30/2030	3.95	33,750,000	33,142,236
US Treasury Notes 3.75% 8/31/2031	3.61 to 4.38	10,050,000	9,822,697
US Treasury Notes 3.875% 11/30/2029	3.54 to 3.86	28,253,400	27,964,244
US Treasury Notes 3.875% 12/31/2029	3.54	7,469,200	7,390,423
US Treasury Notes 3.875% 8/15/2033	3.70	68,555,400	67,004,869
US Treasury Notes 3.875% 8/15/2034	3.73 to 4.28	110,449,400	107,627,793
US Treasury Notes 4% 1/31/2031	3.59	56,611,300	56,219,886
US Treasury Notes 4% 10/31/2029	3.53	1,461,000	1,454,608
US Treasury Notes 4% 2/15/2034	3.72 to 4.06	136,057,200	134,005,714
US Treasury Notes 4% 2/28/2030	3.54	9,133,700	9,086,961
US Treasury Notes 4% 7/31/2030	3.57	45,937,500	45,668,335
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	82,000,000	81,961,563
US Treasury Notes 4.125% 11/15/2032	3.66 to 4.01	107,778,900	107,627,336
US Treasury Notes 4.125% 3/31/2031	3.59 to 3.96	72,867,600	72,839,136
US Treasury Notes 4.125% 7/31/2031	3.60 to 3.98	103,416,200	103,352,858
US Treasury Notes 4.125% 8/31/2030	3.57	10,588,300	10,587,886
US Treasury Notes 4.25% 11/15/2034	4.19	38,650,000	38,825,133
US Treasury Notes 4.25% 2/28/2031	3.59 to 3.90	143,728,300	144,654,674
US Treasury Notes 4.25% 6/30/2031	3.92	36,700,000	36,946,578
US Treasury Notes 4.375% 11/30/2030	3.59	21,885,300	22,171,690
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.45	123,887,700	125,571,799
US Treasury Notes 4.5% 11/15/2033	3.71 to 4.01	115,577,400	118,227,554
US Treasury Notes 4.625% 4/30/2031	3.59	28,757,800	29,550,886
US Treasury Notes 4.625% 5/31/2031	3.60 to 4.13	31,841,900	32,722,528
US Treasury Notes 4.625% 9/30/2030	3.58	30,000	30,772
US Treasury Notes 4.875% 10/31/2030	3.57	47,822,400	49,690,463
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,848,833,004)			2,771,673,727

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $18,249,644)	4.64	18,245,995	18,249,644

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,867,082,648)	2,789,923,371
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,735,996
NET ASSETS - 100.0%	2,791,659,367

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	-	26,809,419	8,559,775	66,515	-	-	18,249,644	0.0%
Total	-	26,809,419	8,559,775	66,515	-	-	18,249,644

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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